Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	June,	December 31,
	2021	2020
Cash	$245,028,791	$58,450,680
Cash equivalent	5,000,000	70,999,996
	$250,028,791	$129,450,676